Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.36

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2026010558			XXX	Note Date	notePage	XXX	XXX	Tape considered the disbursement date as note date.
2026010550			XXX	Note Date	notePage	XXX	XXX	True data is correct, verified from Note doc. Tape data shows disbursement date.
2026010550			XXX	Verified Doc Type	employmentIncomePage	XXX	XXX	True data is correct, XXX months bank statements are used for income calculation and hence doc type updated the same.
2026010519			XXX	Note Date	notePage	XXX	XXX	Tape considered the disbursement date as note date.
2026010519			XXX	Qualifying Total Housing Expense PITIA	diligenceFinalLookPage	XXX	XXX	XXX waiver file.
2026010519			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	All other monthly payments not matching among credit report and 1008.